Condensed Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Shares	Retained Earnings	Total
Balance at Dec. 31, 2018	$ 4,603,901	$ 396,102	$ 5,000,003
Balance (in Shares) at Dec. 31, 2018	4,147,322
Change in ordinary shares subject to possible redemption	$ (2,168,213)		(2,168,213)
Change in ordinary shares subject to possible redemption (in Shares)	116,348
Net income (loss)		2,168,220	2,168,220
Balance at Dec. 31, 2019	$ 2,435,688	2,564,322	5,000,010
Balance (in Shares) at Dec. 31, 2019	4,263,670
Change in ordinary shares subject to possible redemption	$ (402,566)		(402,566)
Change in ordinary shares subject to possible redemption (in Shares)	110,499
Net income (loss)		402,558	402,558
Balance at Mar. 31, 2020	$ 2,033,122	2,966,880	5,000,002
Balance (in Shares) at Mar. 31, 2020	4,374,169
Balance at Dec. 31, 2019	$ 2,435,688	2,564,322	5,000,010
Balance (in Shares) at Dec. 31, 2019	4,263,670
Change in ordinary shares subject to possible redemption	$ (25,306)		(25,306)
Change in ordinary shares subject to possible redemption (in Shares)	153,812
Net income (loss)		25,302	25,302
Balance at Dec. 31, 2020	$ 2,410,382	2,589,624	5,000,006
Balance (in Shares) at Dec. 31, 2020	4,417,482
Balance at Mar. 31, 2020	$ 2,033,122	2,966,880	5,000,002
Balance (in Shares) at Mar. 31, 2020	4,374,169
Change in ordinary shares subject to possible redemption	$ 115,708		115,708
Change in ordinary shares subject to possible redemption (in Shares)	13,585
Net income (loss)		(115,707)	(115,707)
Balance at Jun. 30, 2020	$ 2,148,830	2,851,173	5,000,003
Balance (in Shares) at Jun. 30, 2020	4,387,754
Balance at Dec. 31, 2020	$ 2,410,382	2,589,624	5,000,006
Balance (in Shares) at Dec. 31, 2020	4,417,482
Change in ordinary shares subject to possible redemption	$ 170,162		170,162
Change in ordinary shares subject to possible redemption (in Shares)	18,133
Net income (loss)		(170,160)	(170,160)
Balance at Mar. 31, 2021	$ 2,580,544	2,419,464	5,000,008
Balance (in Shares) at Mar. 31, 2021	4,435,615
Distribution of dividend warrants	$ 636,375	(636,375)
Change in ordinary shares subject to possible redemption	$ 111,079		111,079
Change in ordinary shares subject to possible redemption (in Shares)	11,215
Net income (loss)		(111,078)	(111,078)
Balance at Jun. 30, 2021	$ 3,327,998	$ 1,672,011	$ 5,000,009
Balance (in Shares) at Jun. 30, 2021	4,446,830